Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Jan. 31, 2012
Document and Entity Information
Entity Registrant Name	AMERICAN INTERNATIONAL GROUP INC
Entity Central Index Key	0000005272
Document Type	8-K
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float	$ 12,986,000,000
Entity Common Stock, Shares Outstanding		1,896,865,688
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY